UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/00

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts       5/11/00

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     155

Form 13F Information Table Value Total:     $263,757
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt
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                                        Form 13F INFORMATION
TABLE

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP        X$1000) PRN AMT DISCRETION MGRS  SOLE   SHARED  NONE
Abbott Laboratories      COM  002824100       3,519     100 SH SOLE            100
Abbott Laboratories      COM  002824100     789,080  22,425 SH DEFINED 01            22,425
Abbott Laboratories      COM  002824100   8,430,925 239,600 SH OTHER                239,600
American Express Co.     COM  025816109     991,924   6,660 SH OTHER                  6,660
American Home Products   COM  026609107      10,750     200 SH DEFINED 01               200
American Home Products   COM  026609107     150,500   2,800 SH OTHER                  2,800
American Int'l Group     COM  026874107      10,074      92 SH SOLE             92
American Int'l Group     COM  026874107   2,490,140  22,741 SH DEFINED O1            22,741
American Int'l Group     COM  026874107  19,660,507 179,548 SH OTHER                179,548
ATT Corp                 COM  001957109   1,036,375  18,404 SH DEFINED O1            18,404
ATT Corp                 COM  001957109   2,766,464  49,127 SH OTHER                 50,777
Automatic Data ProcessingCOM  053015103       9,650     200 SH SOLE            200
Automatic Data ProcessingCOM  053015103   1,531,938  31,750 SH DEFINED 01            31,750
Automatic Data ProcessingCOM  053015103  11,340,198 235,030 SH OTHER                235,030
BankAmerica Corp         COM  06605F102      31,463     600 SH OTHER                    600
Bank of New York         COM  064057102      33,250     800 SH OTHER                    800
Bell Atlantic Corp.      COM  077853109     549,025   8,982 SH DEFINED O1             8,982
Bell Atlantic Corp.      COM  077853109     648,292  10,606 SH OTHER                 10,606
BellSouth                COM  079860102      25,313     540 SH DEFINED 01               540
BellSouth                COM  079860102      68,813   1,468 SH OTHER                  1,468
Berkshire Hathaway CL B  COM  084670207     702,520     386 SH DEFINED 01               386
Berkshire Hathaway CL B  COM  084670207   1,011,920     556 SH OTHER                    556
Boston Scientific        COM  110122108      25,575   1,200 SH OTHER                  1,200
BP Amoco PLC             ADR  055622104     115,872   2,176 SH DEFINED 01             2,176
Bristol Myers Squibb     COM  110122108     249,400   4,300 SH OTHER                  4,300
Capital One Financial    COM  14040H105      57,525   1,200 SH OTHER                  1,200
Chevron Corp.            COM  166751107      18,488     200 SH OTHER                    200
Cintas Corp.             COM  172908105       2,939      75 SH SOLE             75
Cintas Corp.             COM  172908105     139,116   3,550 SH DEFINED 01             3,550
Cintas Corp.             COM  172908105   3,613,088  92,200 SH OTHER                 92,200
Cisco Systems		          COM  17275R102	     77,313	  1,000 SH DEFINED 01	        1,000
Cisco Systems            COM  17275R102     678,031   8,770 SH OTHER                  8,770
Citigroup Inc.           COM  172967101      22,453     375 SH OTHER                    375
Coca Cola                COM  191216100       4,224      90 SH SOLE             90
Coca Cola                COM  191216100   2,396,394  51,055 SH DEFINED O1            51,055
Coca Cola                COM  191216100  10,448,522 222,605 SH OTHER                222,605
Crown, Cork & Seal       COM  228255105      16,000   1,000 SH OTHER                  1,000
Disney (Walt) Company    COM  254687106       9,900     240 SH SOLE            240
Disney (Walt) Company    COM  254687106     278,438   6,750 SH DEFINED 01             6,750
Disney (Walt) Company    COM  254687106     980,719  23,775 SH OTHER                 23,775
Dominion Res Inc. VA     COM  257470104      18,565     483 SH OTHER                    483
Dow Chemical             COM  260543103      22,800     200 SH OTHER                    200
Dupont E I De Nemours    COM  263534109     126,732   2,394 SH DEFINED 01             2,394
Eastman Kodak            COM  277461109       6,083     112 SH OTHER                    112
Elan PLC ADR             COM  284131208     142,500   3,000 SH OTHER                  3,000
Electronic Data Systems  COM  285661104       5,135      80 SH SOLE             80
Electronic Data Systems  COM  285661104     320,938   5,000 SH DEFINED 01             5,000
Electronic Data Systems  COM  285661104   1,124,566  17,520 SH OTHER                 17,520
Emerson Electric         COM  291011104       2,656      50 SH SOLE             50
Emerson Electric         COM  291011104     673,359  12,675 SH DEFINED 01            12,675
Emerson Electric         COM  291011104   3,095,594  58,270 SH OTHER                 58,270
Ericsson L M Tel Co. CL  COM  294821400   1,594,813  17,000 SH OTHER                 17,000
Exxon Mobil              COM  30231G102     226,019   2,900 SH DEFINED 01             2,900
Exxon Mobil              COM  30231G102     635,347   8,152 SH OTHER                  8,152
First Union Corp         COM  337358105      16,390     440 SH OTHER                    440
FleetBoston Financial    COM  339030108   1,023,716  28,047 SH OTHER                 28,047
General Electric         COM  369604103      12,450      80 SH SOLE             80
General Electric         COM  369604103   4,615,838  29,660 SH DEFINED O1            29,660
General Electric         COM  369604103  27,832,754 178,845 SH OTHER                178,845
General Mills            COM  370334104     217,125   6,000 SH DEFINED 01             6,000
General Mills            COM  370334104      43,425   1,200 SH OTHER                  1,200
Genzyme Corp General Div COM  372917104      50,125   1,000 SH OTHER                  1,000
Genzyme Surgical Prod    COM  372917609       2,103     179 SH OTHER                    179
Genzyme Molecular        COM  372917500       1,634     108 SH OTHER                    108
Gillette Co.             COM  375766102       5,653     150 SH SOLE            150
Gillette Co.             COM  375766102     563,617  14,955 SH DEFINED 01            14,955
Gillette Co.             COM  375766102   2,231,100  59,200 SH OTHER                 59,200
GTE Corp                 COM  362320103     504,100   7,100 SH OTHER                  7,100
Hewlett Packard Co.      COM  428236103       9,301      70 SH SOLE             70
Hewlett Packard Co.      COM  428236103   1,116,150   8,400 SH DEFINED 01             8,400
Hewlett Packard Co.      COM  428236103   6,965,972  52,425 SH OTHER                 52,425
Intel Corp.              COM  458140100     411,645   3,120 SH DEFINED 01             3,120
Intel Corp.              COM  458140100   2,758,813  20,910 SH OTHER                 19,110
Int'l Flavors & FragranceCOM  459506101      10,519     300 SH DEFINED 01               300
Int'l Flavors & FragranceCOM  459506101     268,229   7,650 SH OTHER                  7,650
International Paper Co.  COM  460146103      85,500   2,000 SH OTHER                  2,000
Int'l Business Machines  COM  459200101      94,400     800 SH OTHER                    800
Interpublic Group        COM  460690100      28,350     600 SH DEFINED 01               600
Interpublic Group        COM  460690100       9,450     200 SH OTHER                    200
Investors Finl Services  COM  461915100     117,750   2,000 SH OTHER                  2,000
Johnson & Johnson        COM  478160104       7,025     100 SH SOLE            100
Johnson & Johnson        COM  478160104   3,524,794  50,175 SH DEFINED 01            50,175
Johnson & Johnson        COM  478160104  15,734,244 223,975 SH OTHER                223,975
Kerr McGee Corp.         COM  492386107      21,310     369 SH OTHER                    369
Lucent Technologies      COM  549463107     240,222   3,922 SH SOLE          3,922
Lucent Technologies      COM  549463107   1,316,508  21,494 SH DEFINED 01            21,494
Lucent Technologies      COM  549463107   6,928,723 113,122 SH OTHER                113,122
Marsh & McLennan         COM  571748102   1,141,734  10,350 SH DEFINED O1            10,350
Marsh & McLennan         COM  571748102   9,390,352  85,125 SH OTHER                 85,125
McGraw Hill Companies    COM  580645109      91,000   2,000 SH DEFINED 01             2,000
McGraw Hill Companies    COM  580645109   6,501,438  96,500 SH OTHER                 96,500
McDonalds                COM  580135101      29,900     800 SH DEFINED 01               800
McDonalds                COM  580135101      89,700   2,400 SH OTHER                  2,400
MCI WorldCom Inc.        COM  55268B106      45,313   1,000 SH OTHER                  1,000
Medtronic Corp.          COM  585055106	      7,201	    140 SH SOLE	           140
Medtronic Corp.          COM  585055106       3,086      60 SH DEFINED 01                60
Medtronic Corp.          COM  585055106     123,450   2,400 SH OTHER                  2,400
Merck                    COM  589331107       8,698	    140 SH SOLE            140
Merck                    COM  589331107   3,244,540  52,226 SH DEFINED 01            52,226
Merck                    COM  589331107  18,703,354 301,060 SH OTHER                301,060
Microsoft                COM  594918104     495,125   4,660 SH DEFINED 01             4,660
Microsoft                COM  594918104   1,464,656  13,785 SH OTHER                 13,785
Minnesota Mining & Mfg   COM  604059105      35,425     400 SH OTHER                    400
Minnesota Power          COM  604110106       6,650     400 SH OTHER                    400
Morgan, J.P.             COM  616880100       6,588      50 SH SOLE             50
Morgan, J.P.             COM  616880100   1,855,435  14,083 SH DEFINED 01            14,083
Morgan, J.P.             COM  616880100   7,134,790  54,154 SH OTHER                 54,154
Motorola Inc.            COM  620076109   1,130,770   7,745 SH DEFINED 01             7,745
Motorola Inc.            COM  620076109   6,498,460  44,510 SH OTHER                 44,510
National City Corp.      COM  635405103     149,738   7,260 SH DEFINED 01             7,260
National City Corp.      COM  635405103   1,200,375  58,200 SH OTHER                 58,200
Nisource Inc.                 65473P105       7,290     432 SH OTHER                    432
Northern Trust Corp.     COM  665859104   5,134,750  76,000 SH OTHER                 76,000
Ocean Energy                  67481E106      14,375   1,000 SH OTHER                  1,000
Open Market Inc               68370M100       6,489     252 SH OTHER                    252
Pepsico                  COM  713448108       4,883     140 SH SOLE             140
Pepsico                  COM  713448108     635,597  18,225 SH DEFINED O1             18,225
Pepsico                  COM  713448108   9,034,369 259,050 SH OTHER                 259,050
Pfizer, Inc.		           COM  717081103	      3,656     100 SH SOLE             100
Pfizer, Inc.		           COM  717081103	      3,656     100 SH DEFINED 01                100
Pfizer, Inc.             COM  717081103     100,547   2,750 SH OTHER                   2,750
Procter & Gamble         COM  742718109       5,650     100 SH SOLE             100
Procter & Gamble         COM  742718109   2,077,223  36,765 SH DEFINED 01             36,765
Procter & Gamble         COM  742718109   4,918,325  87,050 SH OTHER                  87,050
Ranger Oil               COM  752805101       3,938   1,000 SH OTHER                   1,000
Raytheon CLB             COM  755111408      50,588   2,850 SH DEFINED 01              2,850
Raytheon CLB             COM  755111408   1,109,375  62,500 SH OTHER                  62,500
Reuters Group OLC        COM  76132M102     124,150   1,040 SH OTHER                   1,040
Santa Fe Snyder          COM  80218K105       9,500   1,000 SH OTHER                   1,000
SBC Communications       COM  78387G103   1,347,200  31,981 SH DEFINED 01             31,981
SBC Communications       COM  78387G103   1,578,509  37,472 SH OTHER                  37,472
Schlumberger Ltd.        COM  806857108   1,721,250  22,500 SH OTHER                  22,500
Service Corp. Int'l      COM  817565104       3,000   1,000 SH OTHER                   1,000
Sigma Aldrich            COM  826552101       3,494     130 SH SOLE             130
Sigma Aldrich            COM  826552101      61,813   2,300 SH DEFINED 01              2,300
Sigma Aldrich            COM  826552101     284,876  10,600 SH OTHER                  10,600
Silverstream Software    COM  827907106     805,238  10,900 SH SOLE          10,900
Southwest Airlines       COM	 844741108       2,081     100 SH DEFINED 01		     100
St. Paul Companies       COM  792860108     243,994   7,150 SH DEFINED 01              7,150
State Street Boston      COM  857473102       7,750      80 SH SOLE              80
State Street Boston      COM  857473102   1,077,250  11,120 SH DEFINED 01             11,120
State Street Boston      COM  857473102   9,699,125 100,120 SH OTHER                 100,120
Stryker                  COM  863667101     258,075   3,700 SH DEFINED 01              3,700
Stryker                  COM  863667101     923,490  13,240 SH OTHER                  13,240
Sysco                    COM  871829107       7,225     200 SH SOLE             200
Sysco                    COM  871829107     456,981  12,650 SH DEFINED 01             12,650
Sysco                    COM  871829107   2,572,101  71,200 SH OTHER                  71,200
TECO Energy              COM  872375100      43,734   2,250 SH DEFINED 01              2,250
TECO Energy              COM  872375100     108,850   5,600 SH OTHER                   5,600
Texas Instruments Inc.   COM  882508104     240,000   1,500 SH OTHER                   1,500
Time Warner Inc.         COM  887315109   2,048,000  20,480 SH OTHER                  20,480
Transocean Sedco Forex        G90078109       4,926      96 SH OTHER                      96
United Dominion Realty   COM  910197102      90,563   9,000 SH DEFINED 01              9,000
United Dominion Realty   COM  910197102   1,319,301 133,600 SH OTHER                 133,600
Vodaphone Airtouch       COM  92857T107      55,563   1,000 SH OTHER                   1,000


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